LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.30%
Australia–1.28%
Aurizon Holdings Ltd.	7,471,145	$14,524,067
		14,524,067
Austria–1.24%
ANDRITZ AG	250,812	14,072,046
		14,072,046
France–13.17%
Bouygues SA	778,914	30,705,037
Capgemini SE	61,218	9,198,496
Carrefour SA	956,366	13,677,851
Kering SA	62,093	12,917,841
Pernod Ricard SA	234,896	23,205,985
Sanofi SA	268,690	29,749,848
Vinci SA	236,743	29,843,848
		149,298,906
Germany–9.35%
Allianz SE	101,682	38,914,675
Deutsche Post AG	660,380	28,352,264
Evonik Industries AG	1,083,638	23,492,173
Merck KGaA	110,908	15,262,034
		106,021,146
Hong Kong–5.33%
AIA Group Ltd.	1,568,200	11,871,066
CK Hutchison Holdings Ltd.	4,045,500	22,804,222
Jardine Matheson Holdings Ltd.	407,400	17,205,622
WH Group Ltd.	9,254,362	8,497,388
		60,378,298
Italy–6.92%
Enel SpA	4,567,137	37,023,513
Eni SpA	590,475	9,132,590
Snam SpA	6,231,928	32,311,499
		78,467,602
Japan–24.28%
FUJIFILM Holdings Corp.	1,286,900	24,655,673
Fujitsu Ltd.	1,674,900	33,331,990
Hitachi Ltd.	561,200	13,176,641
Honda Motor Co. Ltd.	1,615,300	14,617,774
Kao Corp.	119,700	5,181,420
KDDI Corp.	1,349,800	21,320,977
Kyocera Corp.	503,700	5,689,307
Minebea Mitsumi, Inc.	1,171,300	17,120,308
Mitsubishi Electric Corp.	755,400	13,931,289
Nippon Telegraph & Telephone Corp.	16,152,300	15,610,735
Panasonic Holdings Corp.	1,879,300	22,419,105
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Secom Co. Ltd.	537,700	$18,313,573
Sompo Holdings, Inc.	355,300	10,819,303
Sony Group Corp.	1,524,400	38,571,876
Toyota Industries Corp.	238,600	20,406,791
		275,166,762
Netherlands–1.89%
Koninklijke Philips NV	841,181	21,414,876
		21,414,876
Singapore–4.81%
Singapore Telecommunications Ltd.	7,563,000	19,182,426
United Overseas Bank Ltd.	1,253,081	35,357,572
		54,539,998
Spain–3.42%
Banco Santander SA	5,753,709	38,762,214
		38,762,214
Switzerland–4.71%
Nestle SA	393,214	39,736,869
Roche Holding AG	41,584	13,686,442
		53,423,311
United Kingdom–22.90%
Associated British Foods PLC	969,093	24,025,132
BP PLC	3,491,196	19,590,670
British American Tobacco PLC	761,545	31,241,880
GSK PLC	1,818,653	34,754,798
Imperial Brands PLC	474,764	17,567,144
Kingfisher PLC	4,115,603	13,556,816
Lloyds Banking Group PLC	43,825,219	41,104,371
Shell PLC	638,387	23,237,470
SSE PLC	1,709,594	35,214,816
WPP PLC	2,533,211	19,249,925
		259,543,022
Total Common Stock (Cost $906,246,317)		1,125,612,248

MONEY MARKET FUND–0.11%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	1,298,200	1,298,200
Total Money Market Fund (Cost $1,298,200)		1,298,200

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.41% (Cost $907,544,517)	$1,126,910,448
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	6,688,551
NET ASSETS APPLICABLE TO 60,937,451 SHARES OUTSTANDING–100.00%	$1,133,598,999

ΔSecurities have been classified by country of origin.
LVIP Mondrian International Value Fund–2